Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Rent paid	$ 2,400	$ 2,400
Management fees paid	101,500	35,500
Directors fees paid	89,250
Convertible promissory note issued				296,960
Accrued interest expenses	3,356	20,048
Accrued interest expense repaid		96,960
Repaid principal and interest, aggregate		168,744
Issuance of additional convertible promissory note			350,000
Issuance of additional convertible promissory note, interest rate			7.00%
Convertible Notes Payable
Accrued interest expenses	24,567	24,500
General Security Agreement
Repaid principal and interest, aggregate	$ 370,000	$ 190,000